UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from October 1, 2007 to October 31, 2007
Commission File Number of issuing entity: 333-126628
National City Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)
Commission File Number of issuing entity: 333-126628-01
National City Credit Card Master Trust
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-126628-02
National City Bank
(Exact name of depositor and sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
N/A
(I.R.S. Employer Identification No.)
1900 East 9th Street
Cleveland, OH
(Address of principal executive offices of the issuing entity)
44114-3484
(Zip Code)
(216) 222-2000
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Series 2005-1, Class A			X

Series 2005-1, Class B			X

Series 2005-1, Class C			X

Series 2006-1, Class A			X

Series 2006-1, Class B			X

Series 2006-1, Class C			X

Series 2007-1, Class A			X

Series 2007-1, Class B			X

Series 2007-1, Class C			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___
PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibits 99.1, 99.2, 99.3 and 99.4
PART II — OTHER INFORMATION
Item 2. Legal Proceedings.
Beginning on June 22, 2005, a series of antitrust class action lawsuits were filed against Visa ® , MasterCard ® , and several major financial institutions, including eight cases naming National City Corporation (the "Corporation") and its subsidiary, National City Bank of Kentucky, since merged into National City Bank. The plaintiffs, merchants operating commercial businesses throughout the U.S. and trade associations, claim that the interchange fees charged by card-issuing banks are unreasonable and seek injunctive relief and unspecified damages. The cases have been consolidated for pretrial proceedings in the United States District Court for the Eastern District of New York. On July 1, 2007, the Corporation and National City Bank entered into a Judgment Sharing Agreement (JSA) and a Loss Sharing Agreement (LSA) with respect to this litigation. This litigation is also subject to the Visa USA bylaws. Pursuant to the Visa USA bylaws, the Corporation is obligated upon demand by Visa, Inc. to indemnify Visa, Inc. for certain losses. The Corporation’s indemnification obligation is limited to its proportionate membership share of Visa USA. On September 7, 2007, the Magistrate Judge recommended to the District Court that all claims that predate January 1, 2004 should be dismissed. On November 7, 2007, Visa, Inc. announced that it had reached a tentative agreement to settle one of the Visa USA related suits. Pursuant to any of the Visa USA bylaws or the LSA, Visa, Inc. may demand that the Corporation contribute up to, but not more than, its proportionate share of this settlement. As such, the Corporation has recognized a liability for this obligation of $157 million at September 30, 2007. Given the preliminary stage of the remaining suits, it is not possible for management to assess the probability of a material adverse outcome or the range of possible damages, if any, of those suits.
On December 19, 2005, a class action suit was filed against National City Mortgage Co. in the U.S. District Court for the Southern District of Illinois. The lawsuit alleges that National City Mortgage loan originators were improperly designated as exempt employees and seeks monetary damages. On June 21, 2007, the court conditionally certified an opt-in class of loan originators. On November 6, 2007, a settlement in principle was reached to resolve all wage and hour claims of the loan originators employed during the class period who opt-in to the settlement class. The settlement is subject to court approval. The Corporation established a reserve of $25 million for this matter as of September 30, 2007.
Item 9. Exhibits.

Exhibit No.	Description
99.1	Series 2005- CC Monthly Certificateholders’ Statement
99.2	Series 2005-1 Schedule to Monthly Noteholders’ Statement
99.3	Series 2006-1 Schedule to Monthly Noteholders’ Statement
99.4	Series 2007-1 Schedule to Monthly Noteholders’ Statement

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

National City Credit Card Master Note Trust (issuing entity)

National City Credit Card Master Trust (issuing entity)

By: By:	NATIONAL CITY BANK, as Depositor and Servicer /s/ Russell A. Cronin, Jr. Name: Russell A. Cronin, Jr. Title: Senior Vice President
Dated: November 28, 2007

Exhibit Index

Exhibit No.	Description
99.1	Series 2005- CC Monthly Certificateholders' Statement
99.2	Series 2005-1 Schedule to Monthly Noteholders' Statement
99.3	Series 2006-1 Schedule to Monthly Noteholders' Statement
99.4	Series 2007-1 Schedule to Monthly Noteholders' Statement